CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Cash and cash equivalents	$ 103,897	$ 134,784	$ 163,981
Short-term restricted cash	3,426	3,289	4,340
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	107,323	$ 138,073	168,321	$ 210,017
Cash and cash equivalents covenanted to be retained	72,800		$ 65,600
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%